UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nikos Hecht
          ---------------------------------------------
Address:  314 South Galena Street, Suite 300
          ---------------------------------------------
          Aspen, CO 81611
          ---------------------------------------------

Form 13F File Number:  28-12258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nikos Hecht
          ---------------------------------------------
Title:    N/A
          ---------------------------------------------
Phone:    212-698-8000
          ---------------------------------------------


Signature, Place, and Date of Signing:

/s/ Nikos Hecht                 Aspen, Colorado            August 12, 2009
-------------------------    ---------------------    -------------------------
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -------------------
Form 13F Information Table Entry Total:           39
                                          -------------------
Form 13F Information Table Value Total:        $17,462
                                          -------------------
                                              (thousands)


List of Other Included Managers:

NONE.



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

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
-------------------   ---------- ---------- ----------  ---------------------- ----------- -----------  ----------------------------
                                                                                                              VOTING AUTHORITY
                       TITLE OF               VALUE     SHRS OR     SH/  PUT/  INVESTMENT    OTHER     -----------------------------
NAME OF ISSUER          CLASS      CUSIP     (x$1000)   PRN AMT     PRN  CALL  DISCRETION   MANAGERS      SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
                        COMMON
ALCOA INC.               STOCK    013817101      260     25,200     SH           SOLE                     25,200
------------------------------------------------------------------------------------------------------------------------------------

AMBAC FINANCIAL         COMMON
 GROUP INC.              STOCK    023139108    2,638  2,866,930     SH           SOLE                  2,866,930
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN GREETINGS
CORP.                   CLASS A   026375105      245     21,010     SH           SOLE                     21,010
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
CAI INTERNATIONAL INC.   STOCK    12477X106      280     54,950     SH           SOLE                     54,950
------------------------------------------------------------------------------------------------------------------------------------

CBS CORPORATION         CLASS B   124857202      220     31,850     SH           SOLE                     31,850
------------------------------------------------------------------------------------------------------------------------------------

CARROLS RESTAURANT      COMMON
GROUP INC.               STOCK    14574X104      210     31,500     SH           SOLE                     31,500
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
DENNYS CORPORATION       STOCK    24869P104      204     94,850     SH           SOLE                     94,850
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
-------------------   ---------- ---------- ----------  ---------------------- ----------- -----------  ----------------------------
                                                                                                              VOTING AUTHORITY
                       TITLE OF               VALUE     SHRS OR     SH/  PUT/  INVESTMENT    OTHER     -----------------------------
NAME OF ISSUER          CLASS      CUSIP     (x$1000)   PRN AMT     PRN  CALL  DISCRETION   MANAGERS      SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
                        COMMON
DUNE ENERGY INC.         STOCK    265338202      258  1,839,400     SH           SOLE                  1,839,400
                          NEW
------------------------------------------------------------------------------------------------------------------------------------

DYNEGY INC. DEL.        CLASS A   26817G102      222     98,000     SH           SOLE                     98,000

------------------------------------------------------------------------------------------------------------------------------------

EMMIS COMMUNICATIONS
CORP.                   CLASS A   291525103      370  1,233,750     SH           SOLE                  1,233,750
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
FIBERTOWER CORPORATION   STOCK    31567R100    2,091  4,181,894     SH           SOLE                  4,181,894
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
GENERAL ELECTRIC CO.     STOCK    369604103      234     19,970     SH           SOLE                     19,970
------------------------------------------------------------------------------------------------------------------------------------

GRAPHIC PACKAGING       COMMON
HOLDING CO.              STOCK    388689101      297    162,050     SH           SOLE                    162,050
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
GRAY TELEVISION INC.     STOCK    389375106      187    382,100     SH           SOLE                    382,100
------------------------------------------------------------------------------------------------------------------------------------

HEALTH MANAGEMENT
ASSOCIATION INC.        CLASS A   421933102      519    105,000     SH           SOLE                    105,000
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
-------------------   ---------- ---------- ----------  ---------------------- ----------- -----------  ----------------------------
                                                                                                              VOTING AUTHORITY
                       TITLE OF               VALUE     SHRS OR     SH/  PUT/  INVESTMENT    OTHER     -----------------------------
NAME OF ISSUER          CLASS      CUSIP     (x$1000)   PRN AMT     PRN  CALL  DISCRETION   MANAGERS      SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
HOVNANIAN
ENTERPRISES INC.        CLASS A   442487203      326    138,250     SH           SOLE                    138,250
------------------------------------------------------------------------------------------------------------------------------------

IDT CORPORATION         CLASS B   448947507      287    177,340     SH           SOLE                    177,340
                          NEW
------------------------------------------------------------------------------------------------------------------------------------

ISLE OF CAPRIS CASINO   COMMON
INC.                     STOCK    464592104      823     61,800     SH           SOLE                     61,800
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3                 COMMON
COMMUNICATIONS INC.      STOCK    52729N100      296    196,000     SH           SOLE                    196,000
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
LIN TV CORP              STOCK    532774106      550    327,350     SH           SOLE                    327,350
                       (CLASS A)
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
MGM MIRAGE               STOCK    552953101      190     29,750     SH           SOLE                     29,750
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
MANITOWOC INC.           STOCK    563571108      298     56,700     SH           SOLE                     56,700
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
MOVE INC.                STOCK    62458M108      234    108,330     SH           SOLE                    108,330
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
-------------------   ---------- ---------- ----------  ---------------------- ----------- -----------  ----------------------------
                                                                                                              VOTING AUTHORITY
                       TITLE OF               VALUE     SHRS OR     SH/  PUT/  INVESTMENT    OTHER     -----------------------------
NAME OF ISSUER          CLASS      CUSIP     (x$1000)   PRN AMT     PRN  CALL  DISCRETION   MANAGERS      SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
                        COMMON
MULTIMEDIA GAMES INC.    STOCK    625453105      206     41,468     SH           SOLE                     41,468
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK TIMES CO.      CLASS A   650111107      234     42,525     SH           SOLE                     42,525
------------------------------------------------------------------------------------------------------------------------------------

NEXSTAR BROADCASTING
GROUP INC.              CLASS A   65336K103      160    213,950     SH           SOLE                    213,950
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
O'CHARLEYS INC.          STOCK    670823103      583     63,000     SH           SOLE                     63,000
------------------------------------------------------------------------------------------------------------------------------------

PEP BOYS MANNY MOE &    COMMON
JACK                     STOCK    713278109      621     61,240     SH           SOLE                     61,240
------------------------------------------------------------------------------------------------------------------------------------

REDDY ICE HOLDINGS      COMMON
INC.                     STOCK    75734R105      296    179,104     SH           SOLE                    179,104
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
RITE AID CORP            STOCK    767754104      999    661,500     SH           SOLE                    661,500
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
SAKS INCORPORATED        STOCK    79377W108      326     73,500     SH           SOLE                     73,500
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
SEALY CORPORATION        STOCK    812139301      298    152,275     SH           SOLE                    152,275
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
-------------------   ---------- ---------- ----------  ---------------------- ----------- -----------  ----------------------------
                                                                                                              VOTING AUTHORITY
                       TITLE OF               VALUE     SHRS OR     SH/  PUT/  INVESTMENT    OTHER     -----------------------------
NAME OF ISSUER          CLASS      CUSIP     (x$1000)   PRN AMT     PRN  CALL  DISCRETION   MANAGERS      SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
                        COMMON
SOLUTIA INC.             STOCK    834376501      526     91,250     SH           SOLE                     91,250
                          NEW
------------------------------------------------------------------------------------------------------------------------------------

SPRINT NEXTEL           COMMON
CORPORATION              STOCK    852061100      416     86,450     SH           SOLE                     86,450
                        SER: 1
------------------------------------------------------------------------------------------------------------------------------------

TENET HEALTHCARE        COMMON
CORPORATION              STOCK    88033G100      474    168,000     SH           SOLE                    168,000
------------------------------------------------------------------------------------------------------------------------------------

THERMADYNE HOLDINGS     COMMON
CORP                     STOCK    883435307      227     64,600     SH           SOLE                     64,600
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
UNITED RENTALS INC.      STOCK    911363109      273     42,000     SH           SOLE                     42,000
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
VIRGIN MEDIA INC.        STOCK    92769L101      360     38,500     SH           SOLE                     38,500
------------------------------------------------------------------------------------------------------------------------------------

                        COMMON
WYNN RESORTS LIMITED     STOCK    983134107      224      6,335     SH           SOLE                      6,335
------------------------------------------------------------------------------------------------------------------------------------